Accounting policies	12 Months Ended
Dec. 31, 2021
Accounting policies

1	Accounting policies

General information

Midatech Pharma plc (the ‘Company’) is a company registered and domiciled in England and Wales. The Company was incorporated on 12 September 2014.

The Company is a public limited company, which has been listed on the Alternative Investment Market (‘AIM’), which is a submarket of the London Stock Exchange, since 8 December 2014.

In addition, since 4 December 2015 the Company has American Depository Receipts (‘ADRs’) registered with the US Securities and Exchange Commission (‘SEC’) and is listed on the NASDAQ Capital Market.

The financial statements were approved and authorised for issue by the Board of Directors on 25 April 2022.

Basis of preparation

The Group was formed on 31 October 2014 when Midatech Pharma plc entered into an agreement to acquire the entire share capital of Midatech Limited and its wholly owned subsidiaries through the issue equivalent of shares in the Company which took place on 13 November 2014.

The financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the periods presented.

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate its ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company. At the same meeting a resolution was passed to change the ratio of the Company's American Depositary Receipts ("ADRs"). This changed from one ADR representing 20 Existing Ordinary Shares to one ADR representing five new ordinary shares. Comparative numbers of shares and share options/warrants and related exercise/issue prices and earnings per share reflect the impact of the March 2020 share consolidation.

The consolidated financial statements have been prepared on a historical cost basis, except for the following item (refer to individual accounting policies for details):

- Certain financial instruments – fair value through profit or loss.

Certain prior period amounts have been reclassified to conform to the current period presentation with no impact on previously reported net loss or cash flows, and no material impact on financial position

Adoption of new and revised standards

New standards, interpretations and amendments effective from 1 January 2021

The Group in reviewed the new standards, interpretations and amendments effective from 1 January 2021 and deemed none were applicable to the annual financial statements for the year ended 31 December 2021.

New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the group has decided not to adopt early.

The following amendments are effective for the period beginning 1 January 2022:

•	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37);

•	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);

•	Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 1, IFRS 9, IFRS16 and IAS 41); and

•	References to Conceptual Framework (Amendments to IFRS 3).

The following amendments are effective for the period beginning 1 January 2023:

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);

•	Definition of Accounting Estimates (Amendments to IAS 8); and

•	Deferred Tax Related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12).

These new accounting standards and amendments are not expected to have a material impact on the Group.

The Group does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the group.

Basis for consolidation

The Group financial statements consolidate those of the parent company and all of its subsidiaries. The parent controls a subsidiary if it has power over the investee to significantly direct the activities, exposure, or rights to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the investor’s returns. All subsidiaries have a reporting date of 31 December.

All transactions and balances between Group companies are eliminated on consolidation, including unrealised gains and losses on transactions between Group companies. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Liquidated - 2021
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma Pty	Dissolved - 2020

Going concern

The Group and Company are subject to a number of risks similar to those of other development and early-commercial stage pharmaceutical companies. These risks include, amongst others, generation of revenue from the development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals of our pipeline products. Ultimately, the attainment of profitable operations is dependent on future uncertain events which include obtaining adequate financing to fulfill our commercial and development activities and generating a level of revenue adequate to support our cost structure.

We have experienced net losses and significant cash outflows from cash used in operating activities over the past years as we develops our portfolio. For the year ended December 31, 2021 the Company incurred a consolidated loss from operations of £5.5million and negative cash flows from operating activities of £6.0million. As of December 31, 2021 the Group had an accumulated deficit of £127.8million.

Our future viability is dependent on our ability to raise cash from financing activities to finance our development plans until commercialisation, generate cash from operating activities and to successfully obtain regulatory approval to allow marketing of our development products. Our failure to raise capital as and when needed could have a negative impact on our financial condition and ability to pursue our business strategies.

Our Group's consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As at 31 December 2021, we had cash and cash equivalents of £10.1million. We forecast we currently has enough cash to fund its planned operations into the first quarter of 2023.

We have prepared cash flow forecasts and considered the cash flow requirement for the Company for the next three years including the period twelve months from the date of approval of the consolidated financial statements. These forecasts show that further financing will be required during the course of the next 12 months, assuming, inter alia, that certain development programs and other operating activities continue as currently planned. This requirement for additional financing represents a material uncertainty raises substantial doubt about our ability to continue as a going concern. As a result, our independent registered public accounting firm included an explanatory paragraph in its report on our financial statements as of and for the year ended December 31, 2021 with respect to this uncertainty.

In addition, the global pandemic COVID-19 virus places increased uncertainty over the Directors’ forecasts. The restrictions that have been placed on the movement of people caused delays to some of the Group’s plans. The Directors have established a COVID-19 task force internally to monitor the impact of COVID-19 on the business and prioritize activities to minimize its continuing effect.

In addition to utilizing the existing cash reserves, we and our advisors are evaluating a number of near-term funding options potentially available to us, including fundraising and the partnering of assets and technologies of the Company. After considering the uncertainties, we considered it is appropriate to continue to adopt the going concern basis in preparing these financial information.

Our ability to continue as a going concern is dependent upon our ability to obtain additional capital and/or dispose of assets, for which there can be no assurance we will be able to do on a timely basis, on favorable terms or at all.

Revenue

Revenue is accounted for in line with principles of IFRS 15 ‘Revenue from contracts with customers’

Revenue from licensing agreements

The Group entered into a Licence Agreement during 2019. The licence consists of two distinct performance conditions, which is the grant of the license to use of its intellectual property (“IP”) and the supply of Product. After the Company has granted the license, and the Product is granted applicable marketing authorizations in the EU, the US, or the UK, France, Germany or Switzerland and China, there are no further obligations to participate in, or provide additional services to its customer. The transaction price for the grant of the license to use the Company’s IP comprises of fixed and variable payment streams and the grant of the license is considered to be a right to use IP. Upfront fees earned, are recognised as revenue at a point in time, upon transfer of control over the license to the licensee and the grant of the applicable marketing authorisation by the relevant statutory authority. For future royalty payments associated with a license, the Company applies the IFRS 15 exception for sales-based royalties and recognises the revenue only when the subsequent sale occurs.

Supply of Goods

Revenue from sales of goods to customer are recognised when all performance obligations are met. These criteria are considered to be met when the goods are delivered to the customer. Revenue represents the full list price of products shipped to wholesalers and other customers less product returns, discounts, rebates and other incentives based on the sales price.

Supply of Services

Revenue from the supply of services is subject to specific agreement. This is recognised over the contract term, proportionate to the progress in overall satisfaction of the performance obligations (the services performed by the Group), measured by cost incurred to date out of total estimate of costs. The primary input of substantially all work performed under these arrangements is labour. There is normally a direct relationship between costs incurred and the proportion of the contract performed to date.

Where the Group supplies services to a client it generally bills an agreed percentage in advance of the commencement of any work and the balance on completion. Invoices to clients are payable under normal commercial terms.

Grant revenue

Where grant income is received, which is not a direct re-imbursement of related costs, revenue is recognised at the point at which the conditions have been met, this has been recognised within grant revenue. Where grants are received as a re-imbursement of directly related costs they are credited to research and development expense in the same period as the expenditure towards which they are intended to contribute.

The Group previously received government loans that had a below-market rate of interest. These loans were recognised and measured in accordance with IFRS 9. The benefit of the below-market rate of interest was measured as the difference between the initial carrying value of the loan discounted at a market rate of interest and the proceeds received.

The difference was held within deferred revenue as a government grant and released as a credit to grant income or to research and development expense in line with the expenditure to which it related. In a situation where the proceeds were invested in plant and equipment, the deferred revenue was credited to research and development within the income statement in line with the depreciation of the acquired asset.

Business combinations and externally acquired intangible assets

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree. The Group measures goodwill initially at cost at the acquisition date, being:

•	the fair value of the consideration transferred to the seller, plus;

•	the amount of any non-controlling interest in the acquiree, plus;

•	if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less;

•	the fair value of the net identifiable assets acquired and assumed liabilities.

Acquisition costs incurred are expensed and included in administrative costs. Any contingent consideration to be transferred by the acquirer is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, whether it is an asset or liability, will be recognised through the consolidated statement of comprehensive income. If the contingent consideration is classified as equity, it is not re-measured.

An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognised to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable or when it arises from contractual or other legal rights.

Externally acquired intangible assets other than goodwill are initially recognised at cost and subsequently amortised on a straight-line basis over their useful economic lives where they are in use. Goodwill is stated at cost less any accumulated impairment losses.

The amounts ascribed to intangibles recognised on business combinations are arrived at by using appropriate valuation techniques.

In-process research and development (‘IPRD’) programmes acquired in business combinations are recognised as assets even if subsequent expenditure is written off because the criteria specified in the policy for development costs below are not met. IPRD is subject to annual impairment testing until the completion or abandonment of the related project. No further costs are capitalised in respect of this IPRD unless they meet the criteria for research and development capitalisation as set out below.

As per IFRS 3, once the research and development of each defined project is completed, the carrying value of the acquired IPRD is reclassified as a finite-lived asset and amortised over its useful life.

The significant intangibles recognised by the Group and their useful economic lives are as follows:

Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

The useful economic life of IPRD will be determined when the in-process research projects are completed.

Internally generated intangible assets (development costs)

Expenditure on the research phase of an internal project is recognised as an expense in the period in which it is incurred. Development costs incurred on specific projects are capitalised when all the following conditions are satisfied:

•	completion of the asset is technically feasible so that it will be available for use or sale;

•	the Group intends to complete the asset and use or sell it;

•	the Group has the ability to use or sell the asset and the asset will generate probable future economic benefits (over and above cost);

•	there are adequate technical, financial and other resources to complete the development and to use or sell the asset; and

•	the expenditure attributable to the asset during its development can be measured reliably.

All internal activities related to the research and development of new projects are continuously monitored by the Directors. The Directors consider that the criteria to capitalise development expenditure are not met for a product prior to that product receiving regulatory approval in at least one country.

Development expenditure not satisfying the above criteria, and expenditure on the research phase of internal projects are included in research and development costs recognised in the Consolidated Statement of Comprehensive Income as incurred. No projects have yet reached the point of capitalisation.

Impairment of non-financial assets

Assets that have an indefinite useful life, for example goodwill, or intangible assets not ready for use, such as IPRD, are not subject to amortisation and are tested annually for impairment. Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The Group at 31 December 2021 had only one cash generating unit (2020: one, 2019: one), as set out in note 13. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of impairment at each reporting date.

Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognised in other comprehensive income. An impairment loss recognised for goodwill is not reversed.

Patents and trademarks

The costs incurred in establishing patents and trademarks are either expensed in accordance with the corresponding treatment of the development expenditure for the product to which they relate or capitalised if the development expenditure to which they relate has reached the point of capitalisation as an intangible asset.

Foreign currency

Transactions entered into by subsidiary entities in a currency other than the currency of the primary economic environment, in which they operate, are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the reporting date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognised immediately in profit or loss.

The presentational currency of the Group is Pounds Sterling. Foreign subsidiaries use the local currencies of the country where the operate. On consolidation, the results of overseas operations are translated into Pounds Sterling at rates approximating to those ruling when the transactions took place. All assets and liabilities of overseas operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date. Exchange differences arising on translating the opening net assets at opening rate and the results of overseas operations at actual rate are recognised in other comprehensive income and accumulated in the foreign exchange reserve.

Exchange differences recognised in the profit or loss of Group entities on the translation of long-term monetary items forming part of the Group’s net investment in the overseas operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognised in the foreign exchange reserve relating to that operation up to the date of disposal are transferred to the consolidated statement of comprehensive income as part of the gain or loss on disposal.

Financial assets and liabilities

Assets at amortised cost

The Group does not have any financial assets which it would classify as fair value through profit or loss. Therefore, all financial assets are classed as assets at amortised cost as defined below.

These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers (e.g. trade receivables), but also incorporate other types of contractual monetary asset. They are initially recognised at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortised cost using the effective interest rate method, less provision for impairment.

For impairment provisions, the Group applies the IFRS 9 simplified approach to measure expected credit losses using a lifetime expected credit loss provision for trade receivables to measure expected credit losses on a collective basis. Trade receivables are grouped based on a similar credit risk and ageing

The expected loss rates are based on the Group’s historic credit losses experienced over the three-year period prior to the period end. The historic loss rates are then adjusted for current and forward-looking information on macroeconomic factors.

The Group’s assets at amortised costs comprise trade and other receivables and cash and cash equivalents in the consolidated statement of financial position.

Cash and cash equivalents include cash in hand, deposits held at call with original maturities of three months or less.

Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit and loss (‘FVTPL’)

The Group has outstanding warrants in the ordinary share capital of the company. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account.

The financial liability is valued using the either the Monte Carlo model or the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 20.

Other financial liabilities include the following items:

•	Borrowings are initially recognised at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortised cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position. Interest expense in this context includes initial transaction costs and premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding.

•	Government loans received on favourable terms below market rate are discounted at a market rate of interest. The difference between the present value of the loan and the proceeds is held as a government grant within deferred revenue and is released to research and development expenditure or grant income in line with when the asset or expenditure is recognised in the income statement.

•	Trade payables and other short-term monetary liabilities are initially recognised at fair value and subsequently carried at amortised cost using the effective interest method.

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group has two classes of share in existence:

•	ordinary shares of £0.001 each are classified as equity instruments;

•	deferred shares of £1 each are classified as equity instruments.

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate its ordinary shares on a one for 20 basis into new ordinary shares of £0.001 each in the capital of the Company.

Comparative figures in these financial statements reflect the impact of the share consolidation.

Retirement benefits: defined contribution schemes

Contributions to defined contribution pension schemes are charged to the consolidated statement of comprehensive income in the year to which they relate.

Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payments

The Group operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options) of the Group. The fair value of the employee services received in exchange for the grant of the options is recognised as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted:

•	including any market performance conditions (including the share price);

•	excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and

•	including the impact of any non-vesting conditions (for example, the requirement for employees to save).

Non-market performance and service conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognised over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. Where vesting conditions are accelerated on the occurrence of a specified event, such as a change in control or initial public offering, such remaining unvested charge is accelerated to the income statement.

In addition, in some circumstances employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognising the expense during the period between service commencement period and grant date.

At the end of each reporting period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognises the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Leases

Identifying Leases

The Group accounts for a contract, or a portion of a contract, as a lease when it conveys the right to use an asset for a period of time in exchange for consideration. Leases are those contracts that satisfy the following criteria:

(a) There is an identified asset;

(b) The Group obtains substantially all the economic benefits from use of the asset; and

(c) The Group has the right to direct use of the asset.

The Group considers whether the supplier has substantive substitution rights. If the supplier does have those rights, the contract is not identified as giving rise to a lease.

In determining whether the Group obtains substantially all the economic benefits from use of the asset, the Group considers only the economic benefits that arise from the use of the asset, not those incidental to legal ownership or other potential benefits.

In determining whether the Group has the right to direct use of the asset, the Group considers whether it directs how and for what purpose the asset is used throughout the period of use. If there are no significant decisions to be made because they are pre-determined due to the nature of the asset, the Group considers whether it was involved in the design of the asset in a way that predetermines how and for what purpose the asset will be used throughout the period of use. If the contract or portion of a contract does not satisfy these criteria, the Group applies other applicable IFRSs rather than IFRS 16.

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

Leases of low value assets; and

Leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the group’s incremental borrowing rate on commencement of the lease.

Right of use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for lease payments made at or before commencement of the lease. The Group has taken advantage of the practical expedient to ignore the requirement to separate non-lease components and instead account for the entire contract as a single lease.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortised on a straight-line basis over the remaining term of the lease.

When the group revises its estimate of the term of any lease (because, for example, it re-assesses the probability of a lessee extension or termination option being exercised), it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted using a revised discount rate. An equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortised over the remaining (revised) lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognised in profit or loss.

In 2018 the Group entered into a sublease agreement to mitigate the impact of an otherwise onerous lease on the closure of its Abingdon site. This has been recognised as a lease receivable as the Group determined that the sublease meets the definition of a finance lease under the transitional provisions of IFRS16 and therefore, no right-of-use asset is recognised. During 2020 the lease and sub-lease ended.

Nature of leasing activities (in the capacity as lessee)

The group leased a number of properties in the jurisdictions from which it operates. In some jurisdictions it is customary for lease contracts to provide for payments to increase each year by inflation or and in others to be reset periodically to market rental rates. As at 31 December 2021 the Group had one property lease in place in the UK.

Deferred taxation

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

•	the initial recognition of goodwill;

•	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•	investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax assets or liabilities are recovered or settled.

Property, plant and equipment

Items of property, plant and equipment are initially recognised at cost. As well as the purchase price, cost includes directly attributable costs.

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following rates:

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship